CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

29.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

		As at December 31
	Notes	2021	2022	2022
		RMB	RMB	US$
Current assets:
Cash		6,805	6,703	972
Prepayments and other current assets		4,166	3,420	496
Total current assets		10,971	10,123	1,468
Non-current assets:
Other non-current assets		1,646	719	104
Investments in subsidiaries and VIEs and subsidiaries of VIEs		4,684,363	2,135,384	309,602
Total non-current assets:		4,686,009	2,136,103	309,706
Total assets		4,696,980	2,146,226	311,174
Current liabilities:
Accrued liabilities and other payables		38,387	—	—
Convertible senior notes held by a related party-current	16, 23	633,475	522,744	75,791
Convertible senior notes held by third parties-current	16	633,475	77	11
Total current liabilities		1,305,337	522,821	75,802
Non-current liabilities:
Long-term payable due to subsidiaries		365,586	403,652	58,524
Convertible senior notes held by a related party		955,097	522,744	75,791
Convertible senior notes held by third parties		—	—	—
Total non-current liabilities		1,320,683	926,396	134,315
Total liabilities		2,626,020	1,449,217	210,117

29.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Condensed Balance Sheets (continued)

		As at December 31
	Notes	2021	2022	2022
		RMB	RMB	US$
Shareholders’ equity
Class A ordinary shares (par value of US$0.01 per share as of December 31, 2021 and 2022; 1,858,134,053 shares authorized as of December 31, 2021 and 2022; 255,648,452 shares issued and outstanding as of December 31, 2021 and 2022)	21	16,532	16,532	2,397
Class B ordinary shares (par value of US$0.01 per share as of December 31, 2021 and 2022; 94,075,249 shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)	21	6,178	6,178	896
Class C ordinary shares (par value of US$0.01 per share as of December 31, 2021 and 2022; 47,790,698 shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)	21	3,278	3,278	475
Treasury shares		(113,031)	—	—
Statutory reserves		167	—	—
Additional paid in capital		19,522,173	19,481,417	2,824,540
Accumulated deficit		(17,471,716)	(18,934,860)	(2,745,297)
Accumulated other comprehensive income		107,379	124,464	18,046
Total shareholders’ equity		2,070,960	697,009	101,057
Total liabilities and shareholders’ equity		4,696,980	2,146,226	311,174

Condensed Statements of Comprehensive (Loss) Income

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(8,620)	(44,897)	(40,747)	(5,908)
Operating loss	(8,620)	(44,897)	(40,747)	(5,908)
Share of losses of subsidiaries and VIEs and subsidiaries of VIEs	(1,951,902)	(2,826,751)	(1,371,524)	(198,852)
Gain on disposal	—	3,213,599	—	—
Other income, net	—	—	17,329	2,514
Interest expense	(64,986)	(80,044)	(68,369)	(9,912)
Net (loss) income attributable to ordinary shareholders	(2,025,508)	261,907	(1,463,311)	(212,158)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	(11,519)	(44,298)	17,085	2,477
Comprehensive (loss) income	(2,037,027)	217,609	(1,446,226)	(209,681)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(11,320)	(111,208)	(119,115)	(17,270)
Net cash (used in) generated from investing activities	(812,649)	82,099	1,492,777	216,432
Net cash generated from (used in) financing activities	847,346	2,604	(1,373,764)	(199,177)
Net increase (decrease) in cash and cash equivalents	23,377	(26,505)	(102)	(15)
Cash and cash equivalents at beginning of the year	9,933	33,310	6,805	987
Cash and cash equivalents at end of the year	33,310	6,805	6,703	972

29.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and VIEs and subsidiaries of VIEs” and the subsidiaries’ and VIEs’ and subsidiaries of VIEs’ losses as “Share of losses of subsidiaries and VIEs and subsidiaries of VIEs” on the condensed statements of comprehensive (loss) income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.